UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2007

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    PilotRock Investment Partners GP, LLC
Address: 1700 East Putnam Avenue
         Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Thomas D. O'Malley, Jr.
Title:   Managing Member
Phone:   (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         February 14, 2008
---------------------------         -----------------         -----------------
(Signature)                         (City, State)                   (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name

______________________________      __________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     20

Form 13F Information Table Value Total:     549351

                                            (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number     Name
---    --------------------     ----
1      28-10619                 O'Malley, Jr., Thomas D.

                                                                                Investment Discretion             Voting Authority
                                                                                ---------------------             ----------------
                                                    Value             SH/   PUT/       Shared  Shared
Issuer                          Class    CUSIP     (000's)   Shares   PRN   CALL Sole  defined other    Managers    Sole    Shared
------                          -----    -----     -------   ------   ---   ---- ----  ------- ------   --------    ----    ------
AK STL HLDG CORP                COM    001547108    72903    1576620   SH         X                        1      1576620
ALTRIA GROUP INC                COM    02209S103    24470     323766   SH         X                        1       323766
AMERICAN INTL GROUP INC         COM    026874107    21863     375000   SH         X                        1       375000
ANADARKO PETE CORP              COM    032511107    11496     175000   SH         X                        1       175000
CELGENE CORP                    COM    151020104    11553     250000   SH   CALL  X                        1       250000
COMMSCOPE INC                   COM    203372107    56953    1157350   SH         X                        1      1157350
ENERGY SOLUTIONS INC            COM    292756202    20512     760000   SH         X                        1       760000
FREEPORT-MCMORAN COPPER & GO    COM    35671D857    35956     351000   SH         X                        1       351000
GENERAL CABLE CORP DEL NEW      COM    369300108    24237     330751   SH         X                        1       330751
GEN-PROBE INC NEW               COM    36866T103    12619     200520   SH         X                        1       200520
GENTEK INC                      COM    37245X203    16999     580779   SH         X                        1       580779
IMMUCOR INC                     COM    452526106    4674      137500   SH         X                        1       137500
MASTERCARD INC                  CL A   57636Q104    72988     339164   SH         X                        1       339164
MIRANT CORP NEW                 COM    60467R100    48017    1231845   SH         X                        1      1231845
NRG ENERGY INC                  COM    629377508    23097     450000   SH         X                        1       450000
OCCIDENTAL PETE CORP DEL        COM    674599105    23159     300000   SH         X                        1       300000
SPIRIT AEROSYSTEMS HLDGS INC    COM
                                CL A   848574109    20843     604156   SH         X                        1       604156
SUNOCO INC                      COM    86764P109    21804     301000   SH         X                        1       301000
TESORO CORP                     COM    881609101     7155     150000   SH         X                        1       150000
VALERO ENERGY CORP NEW          COM    91913Y100    21709     310000   SH         X                                310000
TOTAL                                              549351